Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Communication Services: 2.2%
201,444	(1)	Imax Corp.	$3,813,335	0.9
56,118	(1)	Ziff Davis, Inc.	5,431,100	1.3
			9,244,435	2.2

		Consumer Discretionary: 8.0%
57,866	(2)	Academy Sports & Outdoors, Inc.	2,279,920	0.6
118,654	(1),(2)	Arhaus, Inc.	1,009,745	0.2
150,623	(2)	Bloomin Brands, Inc.	3,304,669	0.8
24,505		Boyd Gaming Corp.	1,611,939	0.4
119,101		Dana, Inc.	2,092,605	0.5
64,563		Kohl's Corp.	3,903,479	0.9
20,990		LCI Industries	2,178,972	0.5
253,471	(1)	Lindblad Expeditions Holdings, Inc.	3,822,343	0.9
6,513		Lithia Motors, Inc.	1,954,682	0.5
20,185		Marriott Vacations Worldwide Corp.	3,183,174	0.8
91,449	(1)	Mattel, Inc.	2,031,082	0.5
314,003	(1)	Modine Manufacturing Co.	2,829,167	0.7
113,292	(1)	Taylor Morrison Home Corp.	3,083,808	0.7
			33,285,585	8.0

		Consumer Staples: 1.7%
16,064		Casey's General Stores, Inc.	3,183,403	0.7
79,596	(1)	Performance Food Group Co.	4,052,232	1.0
			7,235,635	1.7

		Energy: 6.1%
126,976		APA Corp.	5,247,918	1.3
64,919		Civitas Resources, Inc.	3,876,314	0.9
172,554		Marathon Oil Corp.	4,332,831	1.0
89,993		Matador Resources Co.	4,767,829	1.2
131,120		Ovintiv, Inc.	7,089,658	1.7
			25,314,550	6.1

		Financials: 17.4%
70,092		Atlantic Union Bankshares Corp.	2,571,676	0.6
119,213		BankUnited, Inc.	5,240,604	1.3
23,225		Capstar Financial Holdings, Inc.	489,583	0.1
78,269		ConnectOne Bancorp, Inc.	2,505,391	0.6
167,582		Eastern Bankshares, Inc.	3,609,716	0.9
87,459		First Horizon Corp.	2,054,412	0.5
13,533		Kinsale Capital Group, Inc.	3,085,795	0.7
38,309	(1)	Metropolitan Bank Holding Corp.	3,898,707	0.9
154,599		OFG Bancorp	4,118,517	1.0
50,046		Origin Bancorp, Inc.	2,116,445	0.5
133,643		Pacific Premier Bancorp, Inc.	4,724,280	1.1
47,010		PacWest Bancorp	2,027,541	0.5
54,059	(1)	Palomar Holdings, Inc.	3,459,235	0.8
43,159		Pinnacle Financial Partners, Inc.	3,974,081	1.0
155,805		Provident Financial Services, Inc.	3,645,837	0.9
169,248		Radian Group, Inc.	3,758,998	0.9
38,009		RLI Corp.	4,204,936	1.0
43,840		Selective Insurance Group	3,917,542	0.9
17,632	(1)	Silvergate Capital Corp.	2,654,850	0.6
59,525		Stifel Financial Corp.	4,041,748	1.0
39,608	(1)	Texas Capital Bancshares, Inc.	2,269,934	0.6
44,112	(1)	Third Coast Bancshares, Inc.	1,018,987	0.3
31,369		Wintrust Financial Corp.	2,915,121	0.7
			72,303,936	17.4

		Health Care: 13.4%
63,700	(1)	Acadia Healthcare Co., Inc.	4,174,261	1.0
36,397	(1)	Addus HomeCare Corp.	3,395,476	0.8
8,928	(1)	Blueprint Medicines Corp.	570,321	0.1
90,239		Encompass Health Corp.	6,416,895	1.6
73,828		Ensign Group, Inc.	6,645,258	1.6
104,827	(1)	Envista Holdings Corp.	5,106,123	1.2
36,658	(1)	Integer Holdings Corp.	2,953,535	0.7
34,367	(1)	Intellia Therapeutics, Inc.	2,497,450	0.6
32,065	(1)	ModivCare, Inc.	3,699,981	0.9
78,420	(1)	NuVasive, Inc.	4,446,414	1.1
27,872	(1)	Omnicell, Inc.	3,609,145	0.9
98,785		Owens & Minor, Inc.	4,348,516	1.1
79,512		Premier, Inc.	2,829,832	0.7
195,413		Select Medical Holdings Corp.	4,687,958	1.1
			55,381,165	13.4

		Industrials: 17.2%
147,161	(1)	Aerojet Rocketdyne Holdings, Inc.	5,790,785	1.4
81,477	(1)	Air Transport Services Group, Inc.	2,725,406	0.6
20,515		Alamo Group, Inc.	2,949,852	0.7
72,453	(1)	Alaska Air Group, Inc.	4,202,999	1.0
65,285		Altra Industrial Motion Corp.	2,541,545	0.6
15,219	(1)	ASGN, Inc.	1,776,210	0.4
38,799	(1)	Builders FirstSource, Inc.	2,504,087	0.6
21,085		BWX Technologies, Inc.	1,135,638	0.3
55,336	(1)	Casella Waste Systems, Inc.	4,850,200	1.2
24,189		Curtiss-Wright Corp.	3,632,220	0.9
44,581		EMCOR Group, Inc.	5,021,158	1.2
23,124		GATX Corp.	2,851,883	0.7
29,231	(1)	GXO Logistics, Inc.	2,085,340	0.5
120,672		Hillenbrand, Inc.	5,330,082	1.3
20,057		ICF International, Inc.	1,888,166	0.4
23,909		John Bean Technologies Corp.	2,832,499	0.7

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
37,342		Knight-Swift Transportation Holdings, Inc.	$1,884,277	0.4
70,130		Mantech International Corp.	6,044,505	1.5
23,071	(1)	Mercury Systems, Inc.	1,486,926	0.4
19,879		Regal Rexnord Corp.	2,957,598	0.7
54,630		Shyft Group, Inc./The	1,972,689	0.5
46,686		Werner Enterprises, Inc.	1,914,126	0.5
74,748	(1)	WillScot Mobile Mini Holdings Corp.	2,924,889	0.7
			71,303,080	17.2

		Information Technology: 17.2%
127,254	(1)	ACI Worldwide, Inc.	4,007,228	1.0
131,572	(1)	Avaya Holdings Corp.	1,667,017	0.4
32,046		Badger Meter, Inc.	3,195,307	0.8
22,320	(1)	Blackline, Inc.	1,634,270	0.4
108,771	(1)	Cohu, Inc.	3,219,622	0.8
71,541	(1)	Commvault Systems, Inc.	4,746,745	1.1
12,428		Concentrix Corp.	2,070,008	0.5
91,777		CSG Systems International, Inc.	5,834,264	1.4
322,235	(1)	Diebold Nixdorf, Inc.	2,168,642	0.5
8,410	(1)	Envestnet, Inc.	626,040	0.2
41,023	(1)	Euronet Worldwide, Inc.	5,339,143	1.3
57,893		EVERTEC, Inc.	2,369,561	0.6
188,213	(1)	Harmonic, Inc.	1,748,499	0.4
150,462	(1)	Knowles Corp.	3,239,447	0.8
20,358		MKS Instruments, Inc.	3,053,700	0.7
25,130	(1)	Onto Innovation, Inc.	2,183,546	0.5
24,642		Power Integrations, Inc.	2,283,821	0.6
45,245	(1)	Semtech Corp.	3,137,288	0.8
164,135	(1),(2)	SMART Global Holdings, Inc.	4,239,607	1.0
55,807	(1)	Super Micro Computer, Inc.	2,124,572	0.5
43,314	(1)	Tenable Holdings, Inc.	2,503,116	0.6
68,774	(1)	Ultra Clean Holdings, Inc.	2,915,330	0.7
38,029	(1)	WEX, Inc.	6,786,275	1.6
			71,093,048	17.2

		Materials: 6.1%
76,238		Avient Corp.	3,659,424	0.9
99,194	(1)	Cleveland-Cliffs, Inc.	3,195,039	0.8
67,964		Commercial Metals Co.	2,828,662	0.7
176,095		Glatfelter Corp.	2,180,056	0.5
262,127		HudBay Minerals, Inc.	2,057,697	0.5
55,447	(1)	Ingevity Corp.	3,552,489	0.8
23,658		Minerals Technologies, Inc.	1,564,977	0.4
36,319		Sensient Technologies Corp.	3,048,980	0.7
101,409	(1)	Summit Materials, Inc.	3,149,763	0.8
			25,237,087	6.1

		Real Estate: 6.6%
63,341		American Assets Trust, Inc.	2,399,990	0.6
80,119		CubeSmart	4,168,592	1.0
288,868	(1)	Cushman & Wakefield PLC	5,924,683	1.4
115,602		Easterly Government Properties, Inc.	2,443,826	0.6
95,214		EPR Properties	5,209,158	1.3
181,792		Kite Realty Group Trust	4,139,404	1.0
32,100	(1)	Ryman Hospitality Properties	2,977,917	0.7
			27,263,570	6.6

		Utilities: 2.5%
52,316		Black Hills Corp.	4,029,378	1.0
48,124		NorthWestern Corp.	2,911,021	0.7
59,838		Portland General Electric Co.	3,300,066	0.8
			10,240,465	2.5

	Total Common Stock
	(Cost $392,346,681)		407,902,556	98.4

EXCHANGE-TRADED FUNDS: 0.7%
14,871		iShares Russell 2000 ETF	3,052,570	0.7

	Total Exchange-Traded Funds
	(Cost $3,225,501)		3,052,570	0.7

	Total Long-Term Investments
	(Cost $395,572,182)		410,955,126	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
		Repurchase Agreements: 1.7%
1,604,813	(3)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,604,826, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $1,636,909, due 02/01/36-03/01/52)	1,604,813	0.4
1,604,813	(3)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,604,826, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,636,909, due 04/05/22-04/01/52)	1,604,813	0.4

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,604,813	(3) MUFG Securities America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,604,826, collateralized by various U.S. Government Agency Obligations, 1.920%-4.500%, Market Value plus accrued interest $1,636,909, due 12/01/28-03/01/52)	$1,604,813	0.4
475,718	(3) Nomura Securities, Repurchase Agreement dated 03/31/22, 0.27%, due 04/01/22 (Repurchase Amount $475,722, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.000%, Market Value plus accrued interest $485,232, due 06/01/27-08/01/58)	475,718	0.1
1,604,813	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,604,826, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,636,909, due 04/26/22-03/20/52)	1,604,813	0.4

	Total Repurchase Agreements
	(Cost $6,894,970)	6,894,970	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
4,099,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $4,099,000)	4,099,000	1.0

	Total Short-Term Investments
	(Cost $10,993,970)	10,993,970	2.7

	Total Investments in Securities (Cost $406,566,152)	$421,949,096	101.8
	Liabilities in Excess of Other Assets	(7,330,089)	(1.8)
	Net Assets	$414,619,007	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2022.

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$407,902,556	$–	$–	$407,902,556
Exchange-Traded Funds	3,052,570	–	–	3,052,570
Short-Term Investments	4,099,000	6,894,970	–	10,993,970
Total Investments, at fair value	$415,054,126	$6,894,970	$–	$421,949,096

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $408,502,939.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$38,207,893
Gross Unrealized Depreciation	(24,761,690)
Net Unrealized Appreciation	$13,446,203